CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 2,805	$ 1,043	$ 98,800
Total current assets	2,805	1,043	98,800
Other Assets
Due from related entity, (Note 9)			80,914
Prepaid Expense, (Note 9)			22,500
Equipment net of accumulated depreciation of $ 17,773			33,009
Software Development costs			64,547
Total other assets			200,970
Total assets	2,805	1,043	299,770
Current liabilities
Accounts payable	516,439	363,402	361,813
Accrued expenses	2,100,841	2,028,801	1,481,910
Due to Officer (Note 9)	3,281	3,281	50,000
Due to related entity, (Note 9)	9,624	50,233
Financed insurance policy	11,187	11,187	11,187
Derivative liability	2,075,000	3,421,000	809,000
Warrant Liability	852,000	1,599,000	606,000
Convertible notes payable, net of discount of $246,470 and $652,178, respectively	3,370,386	3,992,396	3,310,662
Notes Payable	4,607,125	4,607,125	4,627,000
Total Current Liabilities	13,545,883	16,076,425	11,257,572
Long term liabilities
Notes payable			103,125
Total Liabilities		16,076,425	11,360,697
Stockholders’ deficit
Preferred stock, $0.001 par value, 35,000,000 shares authorized, 1,000,000 shares issued and outstanding at December 31, 2022, and 2021 respectively	1,000	1,000	1,000
Common stock, $0.001 par value, 2,000,000,000 shares authorized, 800,543,896 shares and 737,263,858 issued and outstanding at December 31, 2022, and 2021, respectively	953,532	800,544	737,264
Additional paid-in capital	40,998,095	38,233,710	37,370,384
Shares Issuable			180,000
Accumulated deficit	(55,495,705)	(55,110,636)	(49,349,575)
Total stockholders’ deficit	(13,543,078)	(16,075,382)	(11,060,927)
Total liabilities and stockholders’ deficit	$ 2,805	$ 1,043	$ 299,770